Financial results (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of financial results

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2024	2023	2024	2023
Financial income
Short-term investments		75	82	156	170
Other		3	24	31	57
		78	106	187	227
Financial expenses
Loans and borrowings interest	9(c)	(203)	(180)	(369)	(355)
Interest on REFIS		(23)	(38)	(51)	(76)
Interest on lease liabilities	22	(14)	(15)	(28)	(30)
Interest on supplier liabilities		(44)	(53)	(90)	(91)
Other		(81)	(111)	(166)	(165)
		(365)	(397)	(704)	(717)
Other financial items, net
Foreign exchange and indexation losses, net		(253)	(750)	(626)	(1,226)
Participative shareholders' debentures	20	(241)	321	(77)	274
Derivative financial instruments, net	18(c)	(471)	563	(469)	755
		(965)	134	(1,172)	(197)
Total		(1,252)	(157)	(1,689)	(687)